Income Tax	12 Months Ended
Aug. 31, 2021
Income Tax
20. Income Tax

20. Income Tax

The following table reconciles the income tax benefit at the U.S. Federal statutory rate to income tax benefit at the Company’s effective tax rates as at August 31, 2021 and 2020:

	August 31 2021	August 31 2020
	$	$
Loss before taxes	(4,169,832)	(3,987,018)
Expected income tax recovery	(800,952)	(856,424)
Non-deductible items	(142,895)	200,573
Change in estimates	(56,316)	92,083
Effect of changes in foreign and long-term tax rates	-	-
Change in valuation allowance	1,006,256	566,087
Total income taxes	6,093	2,319

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes. Deferred tax assets at August 31, 2021 and 2020 are comprised of the following:

	August 31 2021 $	August 31 2020 $
Non-capital losses	6,580,183	5,585,897
Marketable securities	14,270	2,300
Total unrecognized deferred tax assets	6,594,453	5,588,197

The Company has net operating loss carry-forwards of approximately $31,621,000 which may be carried forward to apply against future year income tax for U.S. tax purposes.

Year	Amount	Canada
2026		-
2025	76,000	-
2026	508,000	-
2027	1,056,000	-
2028	720,000	-
2029	753,000	-
2030	552,000	-
2031	538,000	-
2032	252,000	-
2033	344,000	-
2034	3,257,000	-
2035	1,934,000	-
2036	1,150,000	-
2037	1,857,000	-
2038	-	-
2039	-	121,000
2040	-	318,000
Indefinite	18,186,000	-

Total	31,183,000	439,000